Document And Entity Information	Feb. 05, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 05, 2024
Entity Registrant Name	Vintage Wine Estates, Inc.
Entity Central Index Key	0001834045
Entity Emerging Growth Company	true
Entity File Number	001-40016
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	87-1005902
Entity Address, Address Line One	205 Concourse Boulevard
Entity Address, City or Town	Santa Rosa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95403
City Area Code	(877)
Local Phone Number	289-9463
Entity Information, Former Legal or Registered Name	Vintage Wine Estates, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	937 Tahoe Boulevard, Suite 210
Entity Address, City or Town	Incline Village,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, no par value per share
Trading Symbol	VWE
Security Exchange Name	NASDAQ
Warrants to Purchase Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	VWEWW
Security Exchange Name	NASDAQ